Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	7,202,031	12,722,562	3,576,586
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 63.27	$ 59.62	$ 66.74